PROPERTY AND EQUIPMENT - Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 11,185	$ 13,468
Less: Accumulated depreciation	8,261	9,478
Property, plant and equipment - net	2,923	3,991
Information technology equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	7,847	10,005
Buildings and leasehold improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	2,869	2,968
Office and other equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	397	346
Land and land improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 72	$ 149